RELATED PARTY TRANSACTIONS, Administrative Support Agreement (Details) - Sponsor [Member] - Administrative Services Agreement [Member] - CIK 0001846136 Riverview Acquisition Corp - USD ($)		3 Months Ended	5 Months Ended	6 Months Ended	11 Months Ended
	Aug. 05, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Administrative Support Agreement [Abstract]
Related Party Transaction, Expenses from Transactions with Related Party		$ 15,000	$ 0	$ 30,000	$ 25,000
Accrued administrative service expenses		$ 5,000		5,000	$ 5,000
Maximum
Administrative Support Agreement [Abstract]
Related party transaction amount	$ 5,000			$ 5,000